Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories

	June 30, 2026	December 31, 2025
Purchased parts	$1,872	$2,034
Work-in-process	271	199
Finished goods	602	804
	$2,745	$3,037